Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2021	2020
Work in progress	$693	$391
Finished goods	388	871
	$1,081	$1,262